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                                                           [LOGO OF METLIFE (R)]

METLIFE INVESTORS USA INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

January 5, 2012

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors USA Insurance Company and
     MetLife Investors USA Separate Account A
     File Nos. 333-176374/811-03365
     (Series VA (offered on and after October 7, 2011))
     Rule 497(j) Certification
     ----------------------------------------------------

Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated January 3, 2012 to the Prospectus dated October 7, 2011 (as supplemented) and Statement of Additional Information ("SAI") dated October 7, 2011, as revised January 3, 2012, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and SAI contained in Post-Effective Amendment No. 3 for the Account filed electronically with the Commission on December 12, 2011.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company